INCOME TAXES (Details) - USD ($)	3 Months Ended								12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
INCOME TAXES
Deferred tax assets, net	$ 8,391,617				$ 8,998,844				$ 8,391,617	$ 8,998,844
Current expense:
Federal									5,486,625	2,918,682	$ 3,075,524
State									871,800	742,100	624,000
Deferred expense									589,199	1,571,801	1,097,072
Income Tax Expense (Benefit), Total	1,581,931	$ 2,254,560	$ 1,506,561	$ 1,604,572	1,531,979	$ 1,381,966	$ 1,074,428	$ 1,244,210	6,947,624	5,232,583	4,796,596
Income tax expense differs from that computed at the federal statutory rate, Amount
Tax at statutory federal income tax rate									7,376,275	5,693,081	5,111,979
Non-taxable income from bank-owned life insurance									(315,458)	(323,014)	(316,112)
Non-taxable interest and dividends									(337,667)	(281,570)	(454,939)
State taxes, net of federal benefit									575,154	480,473	405,600
Other, net									(350,680)	(336,387)	50,068
Income Tax Expense (Benefit), Total	$ 1,581,931	$ 2,254,560	$ 1,506,561	$ 1,604,572	$ 1,531,979	$ 1,381,966	$ 1,074,428	$ 1,244,210	$ 6,947,624	$ 5,232,583	$ 4,796,596
Income tax expense differs from that computed at the federal statutory rate, %
Tax at statutory federal income tax rate (as a percent)									35.00%	35.00%	35.00%
Non-taxable income from bank-owned life insurance (as a percent)									(1.50%)	(2.00%)	(2.20%)
Non-taxable interest and dividends (as a percent)									(1.60%)	(1.70%)	(3.10%)
State taxes, net of federal benefit (as a percent)									2.70%	3.00%	2.80%
Other, net (as a percent)									(1.70%)	(2.10%)	0.30%
Total (as a percent)									32.90%	32.20%	32.80%